Acquisition	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Business Combinations [Abstract]
Acquisition
NOTE 5 – ACQUISITION
On November 1, 2022, the Company consummated the acquisition of Maestro. Pursuant to the terms of the Purchase Agreement (“Maestro Agreement”), Marpai agreed to acquire all of the membership interests (the “Units”) of Maestro. In consideration for Marpai’s acquisition of the Units, Marpai agreed to pay the sellers an aggregate purchase price (the “Purchase Price”) of $19,900,000 determined on the closing date (the “Base Purchase Price”), which shall be payable on or before April 1, 2024 (the “Payment Date”), and shall accrue interest until such time that is paid, such that on the Payment Date the Purchase Price, plus all accrued and unpaid interest, shall equal $22,100,000 (the “Adjusted Purchase Price”).
Any unpaid portion of the Purchase Price shall accrue interest at ten percent (10%) per annum, compounding annually, calculated on the basis of a
365-day
year for the actual number of days elapsed (the “Specified Rate”), and shall be repaid as promptly as practicable to the Debt Seller. In addition, in the event Marpai or its subsidiaries receive proceeds from the sale of any securities in a private placement or public offering of securities (each an “Offering”), then Marpai shall pay to the seller an amount equal to thirty-five percent (35%) of the net proceeds of the Offering no later than sixty (60) days after the closing of Offering until such time as the Purchase Price has been paid in full.

Notwithstanding the foregoing, Marpai shall be required to make cumulative payments, representing the Adjusted Purchase Price and any additional interest that will accrue on the Adjusted Purchase Price after the Payment Date,, as follows: (i) $5,000,000 to be paid by December 31, 2024, (ii) $11,000,000 of cumulative payments to be paid by December 31, 2025, and (iii) $19,000,000 of cumulative payments to be paid by December 31, 2026 and (iv) $28,000,000 of cumulative payments to be paid by December 31, 2027.
On April 19, 2023, we closed a public offering of
1,850,000
shares of common stock at a public offering price of $
4.00
per share, for gross proceeds of $
7.4
 million. After deducting underwriters’ discounts and offering expenses, the net proceeds from the public offering were approximately $
6.4
 million. In accordance with the terms of the Maestro share purchase agreement, $
2,294,751
or
35
% of the net proceeds from the offering were expected to be used to pay down the debt to the seller. Based on an agreement reached with the seller on July 18, 2023,
50
% of the amount due or $
1,147,376
was paid to the seller on July 19, 2023 and the balance will be paid no later than September 18, 2023.

On September 18, 2023, we paid AXA $200,000 towards fulfilling our obligation to pay the remaining $1,147,375, and AXA agreed to receive the remaining balance of $947,375 at the earlier of October 18, 2023, or within 48 hours of the closing date of a corporate or financing transaction which results in our receipt of funding, including this proposed offering.
As of June 30, 2023 the outstanding principle balance is $19,900,000 and the accrued interest on the principle is $1,119,262 for a total of $21,019,262 of which $2,294,751 is in other short-term liabilities and $18,724,511 is other long-term liabilities.
The following table represents the allocation of the purchase consideration among Maestro’s assets acquired and liabilities assumed at their acquisition-date fair values:

	December 31, 2022	Adjustment	June 30, 2023
Purchase Price
Purchase Price	$19,900,000		$19,900,000
Purchase Price Allocation
Cash	$17,081,602		$17,081,602
Restricted cash	16,306,547		16,306,547
Accounts receivable	321,198		321,198
Unbilled receivable	646,189		646,189
Prepaid expenses and other current assets	1,751,371		1,751,371
Property and equipment	921,680	(159,920)	761,760
Operating lease—right of use assets	2,555,375		2,555,375
Goodwill	3,454,143	198,140	3,652,283
Trademarks	800,000		800,000
Customer relationships	840,000		840,000
Security deposits	1,240,889		1,240,889
Account payable	(150,328)		(150,328)
Accrued expenses	(4,554,280)	(38,220)	(4,592,500)
Accrued fiduciary obligations	(16,306,547)		(16,306,547)
Operating lease liabilities	(4,816,490)		(4,816,490)
Deferred revenue	(191,349)		(191,349)

Total fair value of net assets acquired and liabilities assumed	$19,900,000	$—	$19,900,000

The

Company recorded a measurement period adjustment to goodwill for the three months ended June 30, 2023 for property and equipment of $
159,920
, that was subsequently identified as not received during the acquisition, and accrued expenses of $
2,250
, relating to
pre-acquisition
liabilities.
The
Company recorded a measurement period adjustment to goodwill for the six months ended June 30, 2023 for property and equipment of $159,920, that was subsequently identified as not received during the acquisition, and accrued expenses of $38,220, relating to pre-acquisition
liabilities.
The following table summarizes the estimated fair values of Maestro’s identifiable intangible assets, their estimated useful lives and expected amortization periods:

	Acquisition Fair Value	Useful Life in Years
Trademarks	$800,000	5 Years
Customer relationships	840,000	5 Years
The following unaudited pro forma summary presents consolidated information of the Company as if the business combination had occurred on January 1, 2022:

	Three Months Ended June 30, 2022 (pro forma)	Six Months Ended June 30, 2022 (pro forma)
Revenue	$10,356,740	$21,933,145
Net loss	(9,926,040)	(20,694,241)
The unaudited pro forma financial information includes adjustments that are directly attributable to the business combination and are factually supportable. The pro forma adjustments include incremental amortization expense of $82,000 related to intangible and tangible assets acquired.
The unaudited pro forma results do not reflect any cost saving synergies from operating efficiencies or the effect of the incremental costs incurred in integrating Maestro into the Marpai legacy business.
Accordingly, these unaudited pro forma results are presented for informational purposes only and are not necessarily indicative of what the actual results of operations of the combined company would have been if the acquisition had occurred at the beginning of the period presented, nor are they indicative of future results of operations.

NOTE 4 – ACQUISITIONS
Maestro
On November 1, 2022, Marpai consummated the acquisition of Maestro for a purchase price of $19.9 million. Goodwill generated from this acquisition primarily represented the value that was expected from the increased scale and synergies as a result of the integration of the Maestro business into the Marpai legacy business. Maestro generated revenue for the two months after acquisition of $3,427,333 and incurred a net loss of $1,948,268.
The acquisition accounting for Maestro as reflected in these consolidated financial statements is preliminary and based on current estimates and currently available information, and are subject to revision based on final determinations of fair value and final allocations of purchase price to the identifiable assets and liabilities acquired. The estimated fair values that are not yet finalized relate primarily to the valuation of intangible assets, property and equipment, and income taxes.
The following table represents the preliminary allocation of the purchase consideration among Maestro’s assets acquired and liabilities assumed at their preliminary estimated acquisition-date fair values:

Purchase Price
Purchase Price	$19,900,000

Purchase Price Allocation
Cash	$17,081,602
Restricted cash	16,306,547
Accounts receivable	321,198
Unbilled receivable	646,189
Prepaid expenses and other current assets	1,751,371
Property and equipment	921,680
Operating lease - right of use assets	2,555,375
Goodwill	3,454,143
Trademarks	800,000
Customer relationships	840,000
Security deposits	1,240,889
Account payable	(150,328)
Accrued expenses	(4,554,280)
Accrued fiduciary obligations	(16,306,547)
Operating lease liabilities	(4,816,490)
Deferred revenue	(191,349)

Total fair value of net assets acquired and liabilities assumed	$19,900,000

The following table summarizes the estimated fair values of Maestro’s identifiable intangible assets, their estimated useful lives and expected amortization periods:

	Acquisition Fair Value	Useful Life in Years
Trademarks	$800,000	5 Years
Customer relationships	840,000	5 Years

The following unaudited pro forma summary presents consolidated information of the Company as if the business combination had occurred on January 1, 2021:

	Year Ended December 31, 2022 (pro forma)	Year Ended December 31, 2021 (pro forma)
Revenue	$40,406,192	$37,809,557
Net loss	(39,774,661)	(44,417,127)
The unaudited pro forma financial information includes adjustments that are directly attributable to the business combination and are factually supportable. The pro forma adjustments include incremental amortization expense of $82,000 related to intangible and tangible assets acquired.
The unaudited pro forma results do not reflect any cost saving synergies from operating efficiencies or the effect of the incremental costs incurred in integrating Maestro into the Marpai legacy business.
Accordingly, these unaudited pro forma results are presented for informational purposes only and are not necessarily indicative of what the actual results of operations of the combined company would have been if the acquisition had occurred at the beginning of the period presented, nor are they indicative of future results of operations.
Marpai Administrators (Formerly Continental Benefits)
On April 1, 2021, Marpai consummated the acquisition of Marpai Administrators. According to the CB Agreement, Marpai Administrators was valued, on a cash-free and debt-free basis, at $8.5 million. In addition, pursuant to the CB Agreement, Marpai Health was valued at an assumed pre-money
valuation of the last convertible note’s conversion price of $35 million.
The following table represents the allocation of the purchase consideration among the Marpai Administrators’ assets acquired and liabilities assumed at their estimated acquisition-date fair values:

Purchase Price
Equity value	$13,262,000
Cash acquired	(4,762,000)

Total purchase price paid, net of cash acquired	$8,500,000

Purchase Price Allocation
Restricted cash	$6,622,035
Accounts receivable	92,231
Prepaid expenses and other current assets	131,414
Property and equipment	1,601,990
Noncompete agreements	990,000
Capitalized software	1,200,000
Operating lease - right of use assets	1,763,960
Goodwill	2,382,917
Trademarks	1,520,000
Patents and patent applications	650,000
Customer relationships	2,920,000
Security deposits	54,869
Account payable	(925,608)

Accrued expenses	(1,267,708)
Accrued fiduciary obligations	(4,070,908)
Operating lease liabilities	(1,763,960)
Deferred tax liability	(2,151,012)
Deferred revenue	(1,205,220)
Other long-term liabilities	(45,000)

Total fair value of net assets acquired and liabilities assumed	$8,500,000

The following table summarizes the estimated fair values of Marpai Administrators’ identifiable intangible assets, their estimated useful lives and expected amortization periods:

	Acquisition Fair Value	Useful Life in Years
Trademarks	$1,520,000	10 Years
Noncompete agreements	990,000	5 Years
Customer relationships	2,920,000	7 Years
Patents and patent applications	650,000	(*)

(*)	Patents have yet to be approved by US Patent Office. Useful life is determined upon placement into service after approval.
The following unaudited pro forma summary presents consolidated information of the Company as if the business combination had occurred on January 1, 2021:

Year Ended December 31, 2021 (pro forma)
Revenue	$18,441,875
Net loss	(18,034,702)
The unaudited pro forma financial information includes adjustments that are directly attributable to the business combination and are factually supportable. The pro forma adjustments include incremental amortization expense of $297,736 related to intangible and tangible assets acquired.
The unaudited pro forma results do not reflect any cost saving synergies from operating efficiencies or the effect of the incremental costs incurred in integrating the two companies.
Accordingly, these unaudited pro forma results are presented for informational purposes only and are not necessarily indicative of what the actual results of operations of the combined company would have been if the acquisition had occurred at the beginning of the period presented, nor are they indicative of future results of operations.